UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 12/31/2011
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Niemann Capital Management

Address:   5615 Scotts Valley Drive, Suite 200
           Scotts Valley, CA 95066


Form 13F File Number: 28-03429


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Corey Gamble
Title:  Compliance Manager
Phone:  800-622-1626

Signature,  Place,  and  Date  of  Signing:

/s/ Corey Gamble                   Scotts Valley, CA                  1/13/2012
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              24

Form 13F Information Table Value Total:  $      262,865
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE




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
                                                  FORM 13F INFORMATION TABLE

                 COLUMN 1                      COLUMN 2    COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7     COLUMN 8
------------------------------------------- -------------- --------- -------- ----------------- ---------- -------- ----------------
                                                                      VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER   VOTING AUTHORITY
              NAME OF ISSUER                TITLE OF CLASS   CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS SOLE SHARED NONE
------------------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- ---- ------ ----
WISDOMTREE PACIFIC EXJAPAN EQ               ETF            97717W810      565    11137          SOLE                Sole      0    0
ISHARES DOW JONES SELECT DIVIDEND INDEX ETF ETF            464287168    30534   567865          SOLE                Sole      0    0
ISHARES MSCI INDONESIA INVESTABLE MARKET    ETF            46429B309      595    20296          SOLE                Sole      0    0
INDEX FUND
ISHARES MSCI PHILIPPINES INVESTABLE MARKET  ETF            46429B408      545    23126          SOLE                Sole      0    0
INDEX FUND
PROSHARES SHORT MSCI EMERGING MARKETS       ETF            74347R396    14183   424755          SOLE                Sole      0    0
ISHARES, INCORPORATED- SHARES MSCI          ETF            464286103      540    25181          SOLE                Sole      0    0
AUSTRALIA INDEX FUND
ISHARES FTSE/XINHUA CHINA 25 INDEX FUND     ETF            464287184      532    15249          SOLE                Sole      0    0
ADVISORSHARES ACTIVE BEAR ETF               ETF            00768Y883    13813   552092          SOLE                Sole      0    0
ISHARES TRUST NASDAQ BIOTECH INDEX FUND-    ETF            464287556     5652    54167          SOLE                Sole      0    0
SHS NASDAQ BIOTECHNOLOGY INDEX FUND
MARKET VECTORS INDONESIA INDEX              ETF            57060U753      556    19544          SOLE                Sole      0    0
ISHARES TRUST BARCLAYS 7-10 YEAR TREASURY   ETF            464287440    17034   161354          SOLE                Sole      0    0
BOND- ETF
ISHARES DOW JONES US PHARMACEUTICALS INDEX  ETF            464288836     5842    76417          SOLE                Sole      0    0
FUND
SPDR S&P INTERNATIONAL CONSUMER STAPLES     ETF            78463X723      641    20487          SOLE                Sole      0    0
SECTOR ETF
MARKET VECTORS GULF                         ETF            57060U779      497    25415          SOLE                Sole      0    0
POWERSHARES HIGH YIELD                      ETF            73935X302    43894  4745318          SOLE                Sole      0    0
POWERSHARES ETF PHARMA PORT                 ETF            73935X799     9164   325201          SOLE                Sole      0    0
POWERSHARES ETF DYNAMIC RETAIL PORTFOLIO    ETF            73935X617     6001   273247          SOLE                Sole      0    0
PROSHARES SHORT QQQ                         ETF            74347R602    13925   445030          SOLE                Sole      0    0
IQ SOUTH KOREA SMALL CAP ETF                ETF            45409B768      519    19992          SOLE                Sole      0    0
ISHARES BARCLAYS 1020 YEAR                  ETF            464288653    30657   230623          SOLE                Sole      0    0
VANGUARD UTILITIES ETF                      ETF            92204A876    10374   134915          SOLE                Sole      0    0
SELECT SECTOR SPDRCONSUMER STAPLES          ETF            81369Y308      203     6253          SOLE                Sole      0    0
SELECT SECTOR SPDRUTILITIES                 ETF            81369Y886    51461  1430274          SOLE                Sole      0    0
SPDR S&P PHARMACEUTICALS ETF                ETF            78464A722     5137   100077          SOLE                Sole      0    0


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